Related Party Transactions (Details) - USD ($)			1 Months Ended
	Aug. 11, 2017	Jul. 15, 2015	Nov. 30, 2017	Aug. 31, 2017	Jan. 31, 2015	Mar. 31, 2014
Related Party Transactions (Textual)
Stock purchases offering	11,800,000		495,000
Joshua Disbrow [Member]
Related Party Transactions (Textual)
Stock purchases offering				83,333
Jarrett Disbrow [Member]
Related Party Transactions (Textual)
Stock purchases offering				83,333
Services Agreement [Member]
Related Party Transactions (Textual)
Monthly payment		$ 12,000
Agreement term, description		This agreement was terminated in June 2017.
Sponsored Research Agreement [Member]
Related Party Transactions (Textual)
Monthly payment					$ 6,000
Agreement term, description						This agreement was terminated in March 2017.
Amount agreed to pay						$ 615,000
Contractual term						60 months 15 days